EMPLOYEE BENEFIT PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT PLAN
Contribution for employee benefits	¥ 682,006	¥ 810,275	¥ 708,485